Note 6 - Financial Instruments and Risk Management - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
Carrying amount at January 1, 2025	$ 14,137
Carrying amount at June 30, 2025	16,223
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2025	0
Initial recognition of derivative liability	3,929
Remeasurement of derivative liability	(1,916)
Exercise of warrants	(93)
Reclassification of derivative liability	(789)
Carrying amount at June 30, 2025	1,131
Remeasurement of warrant liability	(1,916)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	$ (789)
EIB warrants [member]
Statement Line Items [Line Items]
Carrying amount at January 1, 2025		$ 190
Remeasurement of derivative liability		(138)
Reclassification of derivative liability		(4)
Carrying amount at June 30, 2025		48
Remeasurement of warrant liability		(138)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities		$ (4)